SHARE BASED COMPENSATION- Fair Value of Stock- SECURITIZE, INC. AND SUBSIDIARIES (Details) - Securitize, Inc. and Subsidiaries - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate, minimum	3.51%	3.49%
Risk-free interest rate, maximum	4.56%	4.47%
Expected term (years)		625 years
Expected volatility, minimum	60.72%	65.53%
Expected volatility rate, maximum	65.56%	72.42%
Dividend rate	0.00%	0.00%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	4 years 1 month 9 days
Exercise price (in dollars per share)	$ 0.0139	$ 0.0139
Stock price (in dollars per share)	$ 0.0345	0.0168
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	6 years 1 month 20 days
Exercise price (in dollars per share)	$ 0.0495	0.0345
Stock price (in dollars per share)	$ 0.4616	$ 0.0345